Derivative Financial Instruments - Interest Income/Interest Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of detailed information about financial instruments [line items]
Interest Income	$ (59,088)	$ (20,444)	$ 0
August 2016 Currency Swap
Disclosure of detailed information about financial instruments [line items]
Interest expense on Currency Swaps (Note 13)	32,148	14,607	0
Interest Income	(33,450)	(15,369)	0
November 2016 Currency Swap
Disclosure of detailed information about financial instruments [line items]
Interest expense on Currency Swaps (Note 13)	29,682	5,730	0
Interest Income	(25,638)	(5,075)	0
Currency Swap Contract
Disclosure of detailed information about financial instruments [line items]
Interest expense on Currency Swaps (Note 13)	$ 61,830	$ 20,337	$ 0